Goodwill - Additional Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill, impairment loss	¥ 0	¥ 0	¥ 0